Property, plant and equipment (Details 2)	12 Months Ended
Dec. 31, 2024
Communication and network equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	6.67%
Communication and network equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	20.00%
Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Depreciation rates	10.00%
Leased Handsets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	14.28%
Leased Handsets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	50.00%
Infrastructure [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	4.00%
Infrastructure [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	20.00%
Informatics Assets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	10.00%
Informatics Assets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	20.00%
General Use Assets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	10.00%
General Use Assets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	20.00%
Leasehold improvements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	10.00%
Leasehold improvements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	20.00%
Rightofuse Asset [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	10.00%
Rightofuse Asset [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	12.00%